PRINCIPAL ACCOUNTING POLICIES - Disaggregation of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of Revenue
Operations and support costs	¥ 7,221,497	$ 989,341	¥ 6,530,343	¥ 5,743,010
Net revenues	9,663,780	$ 1,323,932	10,506,250	9,367,595
Operations and support costs
Disaggregation of Revenue
Rider incentives	45,231		41,056	79,238
Consumer incentives	299,624		1,055,745
Selling and marketing expense
Disaggregation of Revenue
Consumer incentives	1,288,835		2,548,189	2,782,585
Operations and support costs
Disaggregation of Revenue
Consumer incentives				1,013,636
JD Now
Disaggregation of Revenue
Net revenues	3,858,556		6,491,754	6,210,025
JD Now | Commission fee
Disaggregation of Revenue
Net revenues	1,423,256		1,679,218	1,582,060
JD Now | Online advertising and marketing services
Disaggregation of Revenue
Net revenues	606,720		2,131,150	2,249,158
JD Now | Fulfillment services and others
Disaggregation of Revenue
Net revenues	1,828,580		2,681,386	2,378,807
Dada NOW
Disaggregation of Revenue
Operations and support costs	58,930		53,074	85,177
Net revenues	5,805,224		4,014,496	3,157,570
Dada NOW | Intra-city delivery services
Disaggregation of Revenue
Net revenues	5,077,762		3,529,214	2,587,305
Dada NOW | Last-mile delivery services
Disaggregation of Revenue
Net revenues	524,822		347,678	306,262
Dada NOW | Others
Disaggregation of Revenue
Net revenues	¥ 202,640		¥ 137,604	¥ 264,003